Segment Disclosures (Notes)	12 Months Ended
Dec. 31, 2011
Segment Disclosures [Abstract]
Segment Disclosures [Text Block]
SEGMENT DISCLOSURES

Our revenues are derived from two operating segments: Crude Oil Gathering and Terminalling, Transportation and Storage. Upon completion of the Contribution, our assets consist of a crude oil gathering system in the Bakken Shale/Williston Basin area of North Dakota and Montana, eight refined products terminals in the midwestern and western United States, one crude oil marine terminal in California, a crude oil and refined products storage facility and five related short-haul pipelines in Utah. Our revenues are generated from existing third-party contracts and from commercial agreements we entered into with Tesoro at the closing of the Offering, and subsequent to the Offering, under which Tesoro pays us fees for gathering crude oil and distributing, transporting and storing crude oil and refined products. The commercial agreements with Tesoro are described in Note D. The tariff rates for intrastate transportation on our High Plains system were adjusted in January 2011 to reflect more uniform mileage-based rates that are comparable to rates for similar pipeline gathering and transportation services in the area. This adjustment has created an overall increase in revenues that we receive for committed and uncommitted intrastate transportation services on our High Plains system. We do not have operations in foreign countries. Therefore, revenue in foreign countries and long-lived assets located in foreign countries are not material to our operations.

Crude Oil Gathering.  Our crude oil gathering system in North Dakota and Montana, which we refer to as our High Plains system, includes an approximate 27,000 bpd truck-based crude oil gathering operation and approximately 700 miles of common carrier pipeline (the "High Plains Pipeline") and related storage assets. The High Plains system has the capacity to deliver up to 85,000 bpd to Tesoro's North Dakota refinery, which is presently limited to processing 60,000 bpd of shipments, and 9,000 bpd into a third-party pipeline at Richey, Montana. This system gathers and transports crude oil produced in the Williston Basin including production from the Bakken Shale formation. We refer to this area, a significant portion of which is serviced by our High Plains system, as the Bakken Shale/Williston Basin area.

Terminalling, Transportation and Storage.  We own and operate eight refined products terminals with aggregate truck and barge delivery capacity of approximately 239,300 bpd. The terminals provide distribution primarily for refined products produced at Tesoro's refineries located in Los Angeles and Martinez, California (the Los Angeles and Martinez refineries, respectively); Salt Lake City, Utah (the Utah refinery); Kenai, Alaska (the Alaska refinery); Anacortes, Washington (the Washington refinery); and Mandan, North Dakota (the North Dakota refinery). We also own and operate assets that exclusively support Tesoro's Utah refinery, including a refined products and crude oil storage facility with total shell capacity of approximately 878,000 barrels and three short-haul crude oil supply pipelines and two short-haul refined product delivery pipelines connected to third-party interstate pipelines in Utah.

The assets included in the Contribution include a single-berth dock, which has an estimated throughput capacity of approximately 145,000 bpd, five associated crude oil storage tanks with a combined capacity of 425,000 barrels, five short-haul pipelines and two firewater tanks with 48,000 barrels of shell capacity. See Note C for additional information regarding subsequent events including further information regarding the Contribution.

The operating segments adhere to the accounting polices used for our combined consolidated financial statements, as described in Note A. Our operating segments are strategic business units that offer different services and are managed separately because each segment requires different industry knowledge, technology and marketing strategies. We evaluate the performance of each segment based on its respective operating income. Segment operating income includes those revenues and expenses that are directly attributable to management of the respective segment. General and administrative expenses not directly attributable to an individual segment and interest and financing costs are excluded from segment operating income. Identifiable assets not directly attributable to a segment include cash and other assets that are not associated with a specific operating segment.

Segment information is as follows (in thousands):

	Years Ended December 31,
	2011	2010	2009
REVENUES
Crude Oil Gathering:
Affiliate (a)	$44,570	$19,477	$19,297
Third-party	389	115	125
Total Crude Oil Gathering	44,959	19,592	19,422
Terminalling, Transportation and Storage:
Affiliate (a)	32,873	—	—
Third-party	3,114	3,708	3,237
Total Terminalling, Transportation and Storage	35,987	3,708	3,237
Total Segment Revenues	$80,946	$23,300	$22,659

OPERATING AND MAINTENANCE EXPENSES
Crude Oil Gathering	$23,721	$19,622	$18,917
Terminalling, Transportation and Storage	17,679	21,331	18,105
Total Segment Operating and Maintenance Expenses	$41,400	$40,953	$37,022

DEPRECIATION AND AMORTIZATION EXPENSES
Crude Oil Gathering	$3,141	$3,097	$3,073
Terminalling, Transportation and Storage	6,986	6,959	7,803
Total Segment Depreciation and Amortization Expenses	$10,127	$10,056	$10,876

GENERAL AND ADMINISTRATIVE EXPENSES
Crude Oil Gathering	$1,304	$563	$536
Terminalling, Transportation and Storage	1,960	786	875
Total Segment General and Administrative Expenses	$3,264	$1,349	$1,411

(GAIN) LOSS ON ASSET DISPOSALS
Crude Oil Gathering	$(10)	$62	$45
Terminalling, Transportation and Storage	36	768	1,069
Total Segment Loss on Asset Disposals	$26	$830	$1,114

OPERATING INCOME (LOSS)
Crude Oil Gathering	$16,803	$(3,752)	$(3,149)
Terminalling, Transportation and Storage	9,326	(26,136)	(24,615)
Total Segment Operating Income (Loss)	26,129	(29,888)	(27,764)
Unallocated general and administrative expenses	(5,120)	(2,229)	(2,226)
Interest and financing costs, net	(1,610)	—	—
NET INCOME (LOSS)	$19,399	$(32,117)	$(29,990)
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(a) Historically, no affiliate revenue was recognized by our Predecessors in the Terminalling, Transportation and Storage segment. Our FERC and NDPSC regulated pipelines were our source of affiliate revenues in the Crude Oil Gathering segment. No affiliate revenue was recognized by the TLLP Predecessor for trucking services in the Crude Oil Gathering segment.

Capital expenditures by operating segment were as follows (in thousands):

	Years Ended December 31,
	2011	2010	2009
Capital Expenditures
Crude Oil Gathering	$5,546	$271	$92
Terminalling, Transportation and Storage	11,797	4,196	10,191
Total Capital Expenditures	$17,343	$4,467	$10,283

Total identifiable assets by operating segment were as follows (in thousands):

	December 31,
	2011	2010	2009
Identifiable Assets
Crude Oil Gathering	$72,795	$68,902	$71,207
Terminalling, Transportation and Storage	114,492	100,754	104,058
Other	20,691	—	—
Total Identifiable Assets	$207,978	$169,656	$175,265